Consolidated Statements of Changes in Shareholders Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Remeasurement of pension plans	$ (17)	$ 4
Derivatives designated as cash flow hedges	5	0
Exchange differences on translation of foreign operations	(87)	82
Hedge of net investment	$ 41	$ (38)